Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 31, 2018
Registrant Name	SEI INSTITUTIONAL INVESTMENTS TRUST
Central Index Key	0000939934
Amendment Flag	false
Document Creation Date	Oct. 02, 2018
Document Effective Date	Oct. 02, 2018
Prospectus Date	Sep. 30, 2018
SIIT LARGE CAP INDEX FUND | SIIT LARGE CAP INDEX FUND - CLASS A
Prospectus:
Trading Symbol	LCIAX
SIIT LONG DURATION FUND | SIIT LONG DURATION FUND - CLASS A
Prospectus:
Trading Symbol	LDRAX